Note Commitments and contingencies (Legal Proceedings) - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
RadioShack ERISA litigation | Banco Popular de Puerto Rico
Legal Matters And Contingencies [Line Items]
Payments For Legal Settlements	$ 45
Multiple Arbitration Proceedings Against Popular Securities And Two Other PR Broker Dealers | Popular Securities
Legal Matters And Contingencies [Line Items]
Loss Contingency Aggregate Claims Damages Sought		$ 125,000
Loss Contingency Claim Of One Single Arbitration Case		78,000
Minimum
Legal Matters And Contingencies [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	0	0
Maximum
Legal Matters And Contingencies [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	$ 27,000	$ 27,000